Material Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Material Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Depreciation on other items of property and equipment is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as followed;

Office renovation	-	10 years
Office equipment	-	5 years
Furniture and fittings	-	5 years
Computer and software	-	10 years
Right of use asset - premise	-	3 years
Right of use asset - motor vehicles	-	10 years

Schedule of Currency Exchange Rate Used in Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:
	December 31,	June 30,
	2024	2024	2025
RM to US$ at the end of the period	4.4704	4.7172	4.2127
RM to US$ average rate	4.5606	4.7321	4.3561